Property and Equipment (Details 1) (CAD) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Capital Leased Assets, Gross	4,475	3,074
Capital Leases, Lessee Balance Sheet, Assets by Major Class, Accumulated Depreciation	2,612	1,816
Capital Leases, Balance Sheet, Assets by Major Class, Net	1,863	1,258
Computer Equipment [Member]
Capital Leased Assets, Gross	2,814	2,171
Capital Leases, Lessee Balance Sheet, Assets by Major Class, Accumulated Depreciation	1,761	1,163
Capital Leases, Balance Sheet, Assets by Major Class, Net	1,053	1,008
Fixtures Furniture and Equipment [Member]
Capital Leased Assets, Gross	1,661	903
Capital Leases, Lessee Balance Sheet, Assets by Major Class, Accumulated Depreciation	851	653
Capital Leases, Balance Sheet, Assets by Major Class, Net	810	250